Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	THE CHARLES SCHWAB FAMILY OF FUNDS
Entity Central Index Key	0000857156
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2021
Document Effective Date	Apr. 28, 2021
Prospectus Date	Apr. 28, 2021
Schwab Government Money Fund | Investor Shares
Prospectus:
Trading Symbol	SNVXX
Schwab Government Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SGUXX
Schwab Value Advantage Money Fund | Investor Shares
Prospectus:
Trading Symbol	SWVXX
Schwab Value Advantage Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SNAXX
Schwab Treasury Obligations Money Fund | Investor Shares
Prospectus:
Trading Symbol	SNOXX
Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SCOXX
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus:
Trading Symbol	SNRXX
Schwab U.S. Treasury Money Fund | Investor Shares
Prospectus:
Trading Symbol	SNSXX
Schwab U.S. Treasury Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SUTXX
Schwab AMT Tax-Free Money Fund | Investor Shares
Prospectus:
Trading Symbol	SWWXX
Schwab AMT Tax-Free Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SCTXX
Schwab Municipal Money Fund | Investor Shares
Prospectus:
Trading Symbol	SWTXX
Schwab Municipal Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SWOXX
Schwab California Municipal Money Fund | Investor Shares
Prospectus:
Trading Symbol	SWKXX
Schwab California Municipal Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SCAXX
Schwab New York Municipal Money Fund | Investor Shares
Prospectus:
Trading Symbol	SWYXX
Schwab New York Municipal Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SNYXX
Schwab Variable Share Price Money Fund | Ultra Shares
Prospectus:
Trading Symbol	SVUXX
Sweep Shares Prospectus | Schwab Government Money Fund | Sweep Shares
Prospectus:
Trading Symbol	SWGXX